Schedule of Available-for-sale Securities (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Available-for-sale Securities Schedule Of Available-for-sale Securities 1			30,192
Available-for-sale Securities Schedule Of Available-for-sale Securities 2			(1,869)
Available-for-sale Securities Schedule Of Available-for-sale Securities 3			(5,493)
Available-for-sale Securities Schedule Of Available-for-sale Securities 4			0
Available-for-sale Securities Schedule Of Available-for-sale Securities 5			22,830
Available-for-sale Securities Schedule Of Available-for-sale Securities 6			1,334
Available-for-sale Securities Schedule Of Available-for-sale Securities 7			0
Available-for-sale Securities Schedule Of Available-for-sale Securities 8			0
Available-for-sale Securities Schedule Of Available-for-sale Securities 9			(1,334)
Available-for-sale Securities Schedule Of Available-for-sale Securities 10			0
Available-for-sale Securities Schedule Of Available-for-sale Securities 11			11,360
Available-for-sale Securities Schedule Of Available-for-sale Securities 12			(1,395)
Available-for-sale Securities Schedule Of Available-for-sale Securities 13			883
Available-for-sale Securities Schedule Of Available-for-sale Securities 14			0
Available-for-sale Securities Schedule Of Available-for-sale Securities 15			10,848
Available-for-sale Securities Schedule Of Available-for-sale Securities 16			12,694
Available-for-sale Securities Schedule Of Available-for-sale Securities 17			(1,395)
Available-for-sale Securities Schedule Of Available-for-sale Securities 18			883
Available-for-sale Securities Schedule Of Available-for-sale Securities 19			(1,334)
Available-for-sale Securities Schedule Of Available-for-sale Securities 20			10,848
Available-for-sale Securities Schedule Of Available-for-sale Securities 21			42,886
Available-for-sale Securities Schedule Of Available-for-sale Securities 22			(3,264)
Available-for-sale Securities Schedule Of Available-for-sale Securities 23			(4,610)
Available-for-sale Securities Schedule Of Available-for-sale Securities 24			(1,334)
Available-for-sale Securities Schedule Of Available-for-sale Securities 25			33,678
Available-for-sale Securities Schedule Of Available-for-sale Securities 1		30,192
Available-for-sale Securities Schedule Of Available-for-sale Securities 2		(2,156)
Available-for-sale Securities Schedule Of Available-for-sale Securities 3		2,967
Available-for-sale Securities Schedule Of Available-for-sale Securities 4		(20,427)
Available-for-sale Securities Schedule Of Available-for-sale Securities 5		10,576
Available-for-sale Securities Schedule Of Available-for-sale Securities 6	1,698
Available-for-sale Securities Schedule Of Available-for-sale Securities 7		11,360
Available-for-sale Securities Schedule Of Available-for-sale Securities 8		(1,496)
Available-for-sale Securities Schedule Of Available-for-sale Securities 9		1,368
Available-for-sale Securities Schedule Of Available-for-sale Securities 10		0
Available-for-sale Securities Schedule Of Available-for-sale Securities 11		11,232
Available-for-sale Securities Schedule Of Available-for-sale Securities 12	1,803
Available-for-sale Securities Schedule Of Available-for-sale Securities 13		41,552
Available-for-sale Securities Schedule Of Available-for-sale Securities 14		(3,652)
Available-for-sale Securities Schedule Of Available-for-sale Securities 15		4,335
Available-for-sale Securities Schedule Of Available-for-sale Securities 16		(20,427)
Available-for-sale Securities Schedule Of Available-for-sale Securities 17		21,808
Available-for-sale Securities Schedule Of Available-for-sale Securities 18	$ 3,501